INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Components of Income Tax Expense (Benefit)	The components of income tax expense (benefit) are
summarized as follows:

	Year ended December 31,
	2024	2023	2022
Total current tax expense [1]	1,025	1,008	2,080
Total deferred tax expense (benefit)	510	(770)	(363)
Total income tax expense	1,535	238	1,717

Effective Income Tax Rate Reconciliation	The following table reconciles the expected tax expense at the statutory rates applicable in the countries where the Company operates to the total income tax expense as calculated:

	Year ended December 31,
	2024	2023	2022
Net income (loss) (including non- controlling interests)	1,380	1,022	9,538
Income tax expense	1,535	238	1,717
Income before tax	2,915	1,260	11,255
Tax expense at the statutory rates applicable to income in the countries [2]	582	454	2,818
Permanent items	(31)	(101)	(303)
Rate changes	370	—	—
Net change in measurement of deferred tax assets	182	(423)	(1,154)
Tax effects of foreign currency translation	(21)	(20)	(34)
Tax credits	(16)	(26)	(22)
Other taxes	219	324	394
Others	250	30	18
Income tax expense	1,535	238	1,717
1.For the year ended December 31, 2024, current income tax expense includes
6 of top-up tax in relation to Pillar Two taxation.
2.Tax expense at the statutory rates is based on income before tax excluding income from investments in associates, joint ventures and other investments.
Schedule of Permanent Items

Permanent items	Year ended December 31,
	2024	2023	2022
Taxable reversals of (tax deductible) write-downs on shares and receivables	—	(647)	(109)
Non-deductible loss on disposal of Kazakhstan operations	—	573	—
Juros sobre o Capital Próprio	(4)	(117)	(229)
Other permanent items	(27)	90	35
Total permanent items	(31)	(101)	(303)

Schedule of Other Tax Items

Others	Year ended December 31,
	2024	2023	2022
Tax contingencies/settlements	263	43	(3)
Prior period taxes	(10)	(4)	14
Others	(3)	(9)	7
Total	250	30	18

Disclosure of Income Tax Recorded Directly in Equity

	Year ended December 31,
	2024	2023	2022
Recognized in other comprehensive income on:
Deferred tax expense (benefit)
Gain (loss) on derivative financial instruments	(107)	(126)	(31)
Recognized actuarial gain (loss)	17	(18)	193
Foreign currency translation adjustments	4	110	143
	(86)	(34)	305
Recognized directly in equity on:
Deferred tax expense (benefit)
Loss related to repurchase of MCNs	—	(231)	—
	—	(231)	—

Total	(86)	(265)	305

Disclosure of Temporary Differences, Unused Tax Losses and Unused Tax Credits	The origin of the deferred tax assets and liabilities is as follows:

	Assets		Liabilities		Net
	2024	2023	2024	2023	2024	2023
Intangible assets	21	19	(494)	(618)	(473)	(599)
Property, plant and equipment	289	412	(3,599)	(3,666)	(3,310)	(3,254)
Inventories	200	193	(60)	(73)	140	120
Financial instruments	23	16	(82)	(139)	(59)	(123)
Other assets	374	201	(652)	(499)	(278)	(298)
Provisions	692	815	(557)	(472)	135	343
Other liabilities	584	464	(109)	(126)	475	338
Tax losses and other tax benefits carried forward	9,733	10,302	—	—	9,733	10,302
Tax credits carried forward	241	208	—	—	241	208
Deferred tax assets (liabilities)	12,157	12,630	(5,553)	(5,593)	6,604	7,037
Deferred tax assets					8,942	9,469
Deferred tax liabilities					(2,338)	(2,432)
Deferred tax assets recognized by the Company as of December 31, 2024 included the following:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	150,155	35,888	9,733	26,155
Tax credits carried forward	646	646	241	405
Other temporary differences	15,025	3,553	2,183	1,370
Total		40,087	12,157	27,930
Deferred tax assets recognized by the Company as of December 31, 2023 included the following:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	139,108	34,360	10,302	24,058
Tax credits carried forward	690	690	208	482
Other temporary differences	13,140	3,108	2,120	988
Total		38,158	12,630	25,528
This includes net operating losses and other tax benefits of 25.5 billion primarily related to subsidiaries in the Basque Country in
Spain, Luxembourg, Mexico, Poland and the United States,
which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2025	9	66	75
2026	10	33	43
2027	10	30	40
2028	16	181	197
2029	18	176	194
2030 - 2045	998	23,961	24,959
Total	1,061	24,447	25,508
Such amount includes tax credits of 462 (of which 105
recognized and 357 unrecognized) primarily attributable to
subsidiaries in the Basque country in Spain and Luxembourg
which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2025	—	1	1
2026	—	1	1
2027	—	1	1
2028	—	1	1
2029	—	1	1
2030 - 2045	105	352	457
Total	105	357	462